PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property, Plant and Equipment, Net
	As at December 31,
	2015	2016	2016
	RMB	RMB	US$
Buildings	230,482	227,196	32,723
Medical equipment	1,095,973	899,281	129,523
Electronic and office equipment	10,679	15,804	2,276
Motor vehicles	2,171	2,621	378
Leasehold improvement and building improvements	3,741	7,277	1,048
Construction in progress	93,034	122,635	17,663
Total	1,436,080	1,274,814	183,611
Less: accumulated depreciation	(494,140)	(432,884)	(62,348)
	941,940	841,930	121,263
Impairment charges	(23,125)	(66,592)	(9,591)
	918,815	775,338	111,672